Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 4,737	€ 18,755	[1]	€ 23,318	€ 49,024	[1]
Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	3,800			3,800
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	900
Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements					14,900
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	4,737	18,755		23,318	49,024
United States | Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	3,795	8,720		18,197	18,303
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	942	10,035		5,121	15,770
Denmark | Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 0	€ 0		€ 0	€ 14,951

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities